Notes Payable (Details Narrative)				3 Months Ended		12 Months Ended
	Mar. 09, 2017 USD ($) $ / shares	Aug. 02, 2016 shares	Jun. 06, 2016 USD ($) TradingDays $ / shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)	Dec. 16, 2016 shares	Jun. 30, 2015 $ / shares	Dec. 31, 2014 USD ($)
Number of common stock shares issued for conversion of debt | shares		12,146,820
Warrants issued to purchase common stock, par value | $ / shares									$ 0.31
Gain on extinguishment of debt				$ 15,873,067		$ 837,369
Derivative liabilities				5,079,807		23,231,938	$ 3,794,153
Convertible Notes, Warrant Liabilities, Shortfall Shares Liabilities and Liquidated Damages [Member]
Derivative liabilities				$ 90,200,000
Senior Convertible Notes [Member]
Debt instrument principal amount	$ 868,897
Debt maturity date	Sep. 16, 2016
Original issue discount percentage	5.00%
Notes interest rate percentage	10.00%
Junior Convertible Notes [Member]
Debt instrument principal amount	$ 175,000
Debt maturity date	Dec. 05, 2016
Original issue discount percentage	20.00%
Convertible Notes [Member]
Debt instrument principal amount	$ 220,002					$ 220,002
Debt maturity date	Jun. 06, 2017					Jun. 06, 2017
Original issue discount percentage	8.00%					8.00%
Senior Warrants [Member]
Warrants issued to purchase common stock, par value | $ / shares	$ 97,423,579					$ 97,423,579
Senior Warrants [Member] | Series B Convertible Preferred Stock [Member]
Warrants issued to purchase common stock, par value | $ / shares	$ 845,631					845,631
Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Percentage of beneficially own in excess of number of common stock shares outstanding			4.99%
Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member]
Debt original amount			$ 375,000
Debt instrument principal amount			125,000
Proceeds from issuance of debt			$ 100,000
Percentage of original issuance of debt			20.00%
Debt default interest rate			24.00%
Debt maturity date			Dec. 05, 2016
Debt conversion price per share | $ / shares			$ 18.00
Debt convertible into common stock lowest closing price rate			60.00%
Debt trading days | TradingDays			20
Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member] | On or Before 45 Days From The Initial Closing Date [Member]
Debt periodic amount			$ 125,000
Securities Purchase Agreement [Member] | Institutional Investors [Member] | Junior Secured Convertible Notes [Member] | On or Before 90 Days From The Initial Closing Date [Member]
Debt periodic amount			$ 125,000
Subscription Agreement [Member] | Senior Secured Convertible Notes [Member]
Debt conversion price per share | $ / shares				$ 0.025		$ 0.0252
Number of common stock shares issued for conversion of debt | shares				108,747,790		108,747,774
Number of warrant to purchase shares of common stock | shares				171,349,405		268,788,732		97,423,579